Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable, useful lives of property, equipment and intangible assets, incremental borrowing rate (“IBR”) applied in lease liabilities, impairment of long-lived assets, intangible assets and goodwill, and valuation allowance for deferred tax assets. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

2.Summary of Significant Accounting Policies (continued)

Foreign currency

The functional currency of the Company, Quhuo BVI, Quhuo HK and Quhuo International is the United States Dollars (“US$”). The functional currency of WFOE, the VIE and subsidiaries of the VIE located in the PRC is Renminbi (“RMB”). The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from remeasurement are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the period and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB7.1636 on June 30, 2025 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash, cash equivalents and restricted cash

Cash and cash equivalents primarily consist of cash on hand, demand deposits and time deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash mainly represents cash reserved in a bank account for legal liability.

Accounts receivable and allowance for credit losses

Accounts receivable represent the amounts that the Company has an unconditional right to consideration, netting of provision of credit losses. The Company’s accounts receivable are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of accounts receivable which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the life - time expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each half year based on the Company’s specific facts and circumstances.

2.Summary of Significant Accounting Policies (continued)

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures (‘‘ASC 820’’), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, other receivables, operating lease liabilities, accounts payable, amounts due to related parties, accruals and other current liabilities. The carrying amounts of other receivables, accounts payable, accruals and other current liabilities approximate their fair value due to their relatively short maturity.

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing their carrying amount to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The Company recorded nil impairment charges related to long-lived assets other than goodwill for the six months ended June 30, 2024 and 2025.

Leases

The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to not reassess 1) whether expired or existing contracts are or contain leases, 2) lease classification for any expired or existing leases as of the adoption date and 3) initial direct costs for existing leases as of the adoption date. The Company also made an accounting policy election to exempt short-term leases of 12 months or less from balance sheet recognition requirements associated with the new standard. The Company will recognize fixed rental payments for these short-term leases as a straight-line expense over the lease term.

2.Summary of Significant Accounting Policies (continued)

Leases (continued)

The Company leases offices and service stations to support its on-demand delivery solution services and leases vehicles to individual drivers for ride-hailing solution services. The Company classifies these leases as operating leases in accordance with ASC 842-10-25-2. The Company records an operating lease right-of-use (“ROU”) asset and lease liability based on the present value of the lease payments over the lease term at the commencement date. The Company excludes variable lease payments not dependent on an index or rate from the ROU asset and lease liability calculations and recognize such amounts as expense in the period which it incurs the obligation for those. As the rate implicit in the Company’s leases are not readily available, the Company estimates its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. The Company recognize operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise.

Income taxes

The Company follows the asset and liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (‘‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the applicable PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

2.Summary of Significant Accounting Policies (continued)

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Company’s chief operating decision maker (‘‘CODM’’) has been identified as the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets.

The Company’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Company. For the six months ended June 30, 2024 and 2025, the Company identified three operating segments, including (i) on-demand delivery solutions, (ii) mobility service solutions, and (iii) housekeeping and accommodation solutions and other services. The Company identified on-demand delivery solutions as one reportable segment. Mobility service solutions, and housekeeping and accommodation solutions and other services individually did not exceed the 10% quantitative threshold and as a result, were included in others segment.

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

The Company’s CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net income. There is no reconciling items or adjustments between segment income and net income as presented in the Company’s statements of comprehensive loss. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The Update requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company may apply the amendments prospectively or may elect retrospective application. The Company is currently evaluating the impact from the adoption of this ASU and does not expect the adoption will have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of comprehensive income and cash flows.